Condensed Consolidated Statements of Convertible Preferred Shares and Shareholders’ Equity (Deficit) $ in Thousands	USD ($) shares	IPO USD ($)	Options Granted In Previous Year USD ($)	Share options USD ($) shares	Convertible A preferred stock USD ($) shares	Convertible B preferred stock USD ($) shares	Ordinary Shares £ / shares shares	Deferred Shares £ / shares shares	Common Stock Ordinary Shares USD ($) shares	Common Stock Ordinary Shares IPO USD ($) shares	Common Stock Ordinary Shares Options Granted In Previous Year USD ($) shares	Common Stock Deferred Shares USD ($) shares	ADDITIONAL PAID-IN CAPITAL USD ($)	ADDITIONAL PAID-IN CAPITAL IPO USD ($)	ADDITIONAL PAID-IN CAPITAL Options Granted In Previous Year USD ($)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) USD ($)	ACCUMULATED DEFICIT USD ($)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, par value (in dollars per share) | £ / shares							£ 0.008	£ 21,921.504
Convertible preferred shares beginning balance (in shares) at Dec. 31, 2019 | shares	9,782,505			2,650,980	7,131,525	0
Convertible preferred shares beginning balance at Dec. 31, 2019	$ 38,908			$ 3,761	$ 35,147	$ 0
Convertible preferred shares ending balance (in shares) at Mar. 31, 2020 | shares				2,650,980	7,131,525	0
Convertible preferred shares ending balance at Mar. 31, 2020				$ 3,761	$ 35,147	$ 0
Beginning balance (in shares) at Dec. 31, 2019 | shares									10,752,429			0
Beginning balance at Dec. 31, 2019	(30,390)								$ 111			$ 0	$ 7,162			$ (98)	$ (37,565)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	1,704												1,704
Unrealized gain (loss) on foreign currency translation	(348)															(348)
Net loss	(8,585)																(8,585)
Ending balance (in shares) at Mar. 31, 2020 | shares									10,752,429			0
Ending balance at Mar. 31, 2020	$ (37,619)								$ 111			$ 0	8,866			(446)	(46,150)
Convertible preferred shares beginning balance (in shares) at Dec. 31, 2019 | shares	9,782,505			2,650,980	7,131,525	0
Convertible preferred shares beginning balance at Dec. 31, 2019	$ 38,908			$ 3,761	$ 35,147	$ 0
Convertible preferred shares ending balance (in shares) at Sep. 30, 2020 | shares				0	0	0
Convertible preferred shares ending balance at Sep. 30, 2020				$ 0	$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2019 | shares									10,752,429			0
Beginning balance at Dec. 31, 2019	(30,390)								$ 111			$ 0	7,162			(98)	(37,565)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(41,528)
Ending balance (in shares) at Sep. 30, 2020 | shares									35,930,331			1,000
Ending balance at Sep. 30, 2020	203,075								$ 367			$ 28	278,098			3,675	(79,093)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, par value (in dollars per share) | £ / shares							0.008	21,921.504
Convertible preferred shares beginning balance (in shares) at Mar. 31, 2020 | shares				2,650,980	7,131,525	0
Convertible preferred shares beginning balance at Mar. 31, 2020				$ 3,761	$ 35,147	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of B convertible preferred shares, net of issuance costs (in shares) | shares						4,487,533
Issuance of B convertible preferred shares, net of issuance costs						$ 55,975
Conversion of notes into B convertible preferred shares (in shares) | shares						1,723,263
Conversion of notes into B convertible preferred shares						$ 21,614
Convertible preferred shares ending balance (in shares) at Jun. 30, 2020 | shares				2,650,980	7,131,525	6,210,796
Convertible preferred shares ending balance at Jun. 30, 2020				$ 3,761	$ 35,147	$ 77,589
Beginning balance (in shares) at Mar. 31, 2020 | shares									10,752,429			0
Beginning balance at Mar. 31, 2020	(37,619)								$ 111			$ 0	8,866			(446)	(46,150)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	9,698												9,698
Unrealized gain (loss) on foreign currency translation	(685)															(685)
Net loss	(16,249)																(16,249)
Ending balance (in shares) at Jun. 30, 2020 | shares									10,752,429			0
Ending balance at Jun. 30, 2020	(44,855)								$ 111			$ 0	18,564			(1,131)	(62,399)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, par value (in dollars per share) | £ / shares							0.008	21,921.504
Issuance of B convertible preferred shares, net of issuance costs (in shares) | shares						425,871
Issuance of B convertible preferred shares, net of issuance costs						$ 5,341
Convertible preferred shares ending balance (in shares) at Sep. 30, 2020 | shares				0	0	0
Convertible preferred shares ending balance at Sep. 30, 2020				$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net of issuance costs (in shares) | shares										8,625,000
Issuance of ordinary shares, net of issuance costs		$ 132,765								$ 88				$ 132,677
Exercise of share options (in shares) | shares									197,702
Exercise of share options	0								$ 2				(2)
Forfeited (in shares) | shares									(63,972)
Forfeiture of ordinary shares	0								$ (1)				1
Effect of corporate reorganization including conversion of preferred shares to ordinary shares (in shares) | shares				(2,650,980)	(7,131,525)	(6,636,667)			(16,419,172)			(1,000)
Unrealized gain (loss) on foreign currency translation	(121,838)			$ (3,761)	$ (35,147)	$ (82,930)			$ (167)			$ (28)	(121,643)
Share-based compensation expense	5,215												5,215
Unrealized gain (loss) on foreign currency translation	4,806															4,806
Net loss	(16,694)																(16,694)
Ending balance (in shares) at Sep. 30, 2020 | shares									35,930,331			1,000
Ending balance at Sep. 30, 2020	$ 203,075								$ 367			$ 28	278,098			3,675	(79,093)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, par value (in dollars per share) | £ / shares							0.008	21,921.504
Common stock, par value (in dollars per share) | £ / shares							£ 0.008	£ 21,921.504
Beginning balance (in shares) at Dec. 31, 2020 | shares	35,930,331							1	35,930,331			1
Beginning balance at Dec. 31, 2020	$ 196,561								$ 367			$ 28	279,480			14,585	(97,899)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of share options (in shares) | shares									581,328		232,227
Exercise of share options	998		$ 0						$ 6		$ 3		992		$ (3)
Share-based compensation expense	1,666												1,666
Unrealized gain (loss) on foreign currency translation	1,988															1,988
Net loss	(12,715)																(12,715)
Ending balance (in shares) at Mar. 31, 2021 | shares									36,743,886			1
Ending balance at Mar. 31, 2021	$ 188,498								$ 376			$ 28	282,135			16,573	(110,614)
Convertible preferred shares ending balance (in shares) at Sep. 30, 2021 | shares				0	0	0
Convertible preferred shares ending balance at Sep. 30, 2021				$ 0	$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2020 | shares	35,930,331							1	35,930,331			1
Beginning balance at Dec. 31, 2020	$ 196,561								$ 367			$ 28	279,480			14,585	(97,899)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net of issuance costs (in shares) | shares							1,188,242
Exercise of share options (in shares) | shares	1,015,915										59,900
Vested (in shares) | shares	12,607
Net loss	$ (46,092)
Ending balance (in shares) at Sep. 30, 2021 | shares							41,731,180	1	41,731,180			1
Ending balance at Sep. 30, 2021	305,420								$ 431			$ 28	441,135			7,817	(143,991)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, par value (in dollars per share) | £ / shares							£ 0.008	£ 21,921.504
Beginning balance (in shares) at Mar. 31, 2021 | shares									36,743,886			1
Beginning balance at Mar. 31, 2021	188,498								$ 376			$ 28	282,135			16,573	(110,614)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net of issuance costs (in shares) | shares									4,600,000
Issuance of ordinary shares, net of issuance costs	154,794								$ 51				154,743
Exercise of share options (in shares) | shares									351,449		232,227
Exercise of share options	47								$ 4				43
Share-based compensation expense	1,904												1,904
Unrealized gain (loss) on foreign currency translation	(355)															(355)
Net loss	(17,528)																(17,528)
Ending balance (in shares) at Jun. 30, 2021 | shares									41,695,335			1
Ending balance at Jun. 30, 2021	327,360								$ 431			$ 28	438,825			16,218	(128,142)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, par value (in dollars per share) | £ / shares							£ 0.008	£ 21,921.504
Convertible preferred shares ending balance (in shares) at Sep. 30, 2021 | shares				0	0	0
Convertible preferred shares ending balance at Sep. 30, 2021				$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of share options (in shares) | shares									23,238
Exercise of share options	23												23
Share-based compensation expense	2,287												2,287
Unrealized gain (loss) on foreign currency translation	(8,401)															(8,401)
Net loss	(15,849)																(15,849)
Ending balance (in shares) at Sep. 30, 2021 | shares							41,731,180	1	41,731,180			1
Ending balance at Sep. 30, 2021	$ 305,420								$ 431			$ 28	$ 441,135			$ 7,817	$ (143,991)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, par value (in dollars per share) | £ / shares							£ 0.008	£ 21,921.504